ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Shares Authorized	500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.000025		$ 0.000025
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.000025		$ 0.000025
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		79.20%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		19.80%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member] | Unrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Shares Authorized		1,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		100,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001